UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-8672

Exact Name of Registrant as Specified in Charter:  USAA LIFE INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE FUNDS OF USAA LIFE INVESTMENT TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2004



      [LOGO OF USAA]
          USAA(R)

      USAA LIFE INSURANCE COMPANY
      LIFE INVESTMENT TRUST
================================================================================
      QUARTERLY PORTFOLIO OF INVESTMENTS

      SEPTEMBER 30, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              COMMON STOCKS (98.0%)

              AEROSPACE & DEFENSE (1.7%)
      589     General Dynamics Corp.                                   $    60
    7,580     Honeywell International, Inc.                                272
                                                                       -------
                                                                           332
                                                                       -------
              AIR FREIGHT & LOGISTICS (3.3%)
    7,277     FedEx Corp.                                                  624
                                                                       -------
              BIOTECHNOLOGY (5.1%)
   18,494     Genentech, Inc.*                                             970
                                                                       -------
              CASINOS & GAMING (0.7%)
      474     MGM Mirage, Inc.*                                             23
    1,952     Wynn Resorts Ltd.*                                           101
                                                                       -------
                                                                           124
                                                                       -------
              COMMUNICATIONS EQUIPMENT (6.4%)
    6,872     Motorola, Inc.                                               124
   27,824     QUALCOMM, Inc.                                             1,086
                                                                       -------
                                                                         1,210
                                                                       -------
              COMPUTER HARDWARE (3.1%)
   16,522     Dell, Inc.*                                                  588
                                                                       -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.3%)
    7,696     Caterpillar, Inc.                                            619
                                                                       -------
              CONSUMER FINANCE (5.8%)
   24,624     SLM Corp.                                                  1,098
                                                                       -------
              DRUG RETAIL (0.9%)
    3,885     CVS Corp.                                                    164
                                                                       -------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    1,705     Monsanto Co.                                                  62
                                                                       -------
              FOOTWEAR (2.4%)
    5,723     Nike, Inc. "B"                                               451
                                                                       -------
              HEALTH CARE EQUIPMENT (10.0%)
   16,005     Boston Scientific Corp.*                                     636
    7,358     Medtronic, Inc.                                              382
    1,969     St. Jude Medical, Inc.*                                      148
      991     Wright Medical Group, Inc.*                                   25
    8,877     Zimmer Holdings, Inc.*                                       702
                                                                       -------
                                                                         1,893
                                                                       -------
              HEALTH CARE SERVICES (1.7%)
    3,649     Quest Diagnostics, Inc.                                      322
                                                                       -------
              HOME ENTERTAINMENT SOFTWARE (2.5%)
   10,132     Electronic Arts, Inc.*                                       466
                                                                       -------

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (3.3%)
   11,385     Lowe's Companies, Inc.                                   $   619
                                                                       -------
              HOMEBUILDING (1.9%)
    5,963     Lennar Corp. "A"                                             284
      718     Lennar Corp. "B"                                              31
      555     M.D.C. Holdings, Inc.                                         41
                                                                       -------
                                                                           356
                                                                       -------
              HOTELS, RESORTS, & CRUISE LINES (3.2%)
    4,542     Four Seasons Hotels, Inc. (Canada)                           291
    7,200     Royal Caribbean Cruises Ltd.                                 314
                                                                       -------
                                                                           605
                                                                       -------
              HOUSEHOLD PRODUCTS (3.3%)
   11,696     Procter & Gamble Co.                                         633
                                                                       -------
              HYPERMARKETS & SUPER CENTERS (1.8%)
    6,364     Wal-Mart Stores, Inc.                                        339
                                                                       -------
              INDUSTRIAL CONGLOMERATES (7.2%)
   27,054     General Electric Co.                                         908
   14,738     Tyco International Ltd.                                      452
                                                                       -------
                                                                         1,360
                                                                       -------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    5,852     Verizon Communications, Inc.                                 231
                                                                       -------
              INTERNET RETAIL (3.1%)
    6,344     eBay, Inc.*                                                  583
                                                                       -------
              INVESTMENT BANKING & BROKERAGE (3.2%)
    2,059     Goldman Sachs Group, Inc.                                    192
    8,517     Merrill Lynch & Co., Inc.                                    423
                                                                       -------
                                                                           615
                                                                       -------
              MANAGED HEALTH CARE (7.0%)
   18,026     UnitedHealth Group, Inc.                                   1,329
                                                                       -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (4.1%)
   17,729     Citigroup, Inc.                                              782
                                                                       -------
              REGIONAL BANKS (0.2%)
      879     UCBH Holdings, Inc.                                           34
                                                                       -------
              RESTAURANTS (0.4%)
    1,478     Starbucks Corp.*                                              67
                                                                       -------
              SEMICONDUCTORS (2.4%)
    1,150     Samsung Electronics Co. Ltd. (Korea)                         457
                                                                       -------
              SOFT DRINKS (0.8%)
    3,230     PepsiCo, Inc.                                                157
                                                                       -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE AGGRESSIVE GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              SPECIALTY STORES (2.3%)
    2,407     Bed Bath & Beyond, Inc.*                                 $    89
   11,307     Tiffany & Co.                                                348
                                                                       -------
                                                                           437
                                                                       -------
              SYSTEMS SOFTWARE (1.4%)
    9,800     Microsoft Corp.                                              271
                                                                       -------
              THRIFTS & MORTGAGE FINANCE (4.0%)
   19,184     Countrywide Financial Corp.                                  756
                                                                       -------
              Total common stocks (cost: $14,563)                       18,554
                                                                       -------
              MONEY MARKET INSTRUMENT (0.5%)
              MONEY MARKET FUND
  103,116     SSgA Prime Money Market Fund, 1.50%(a) (cost: $103)          103
                                                                       -------

              TOTAL INVESTMENTS (COST: $14,666)                        $18,657
                                                                       =======

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                             MARKET
   NUMBER                                                                                                              VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (64.5%)

              COMMON STOCKS (63.1%)
              ---------------------
              ADVERTISING (0.4%)
    5,000     Lamar Advertising Co.*                                                                                $    208
                                                                                                                    --------
              AEROSPACE & DEFENSE (2.9%)
    2,800     Engineered Support Systems, Inc.                                                                           128
    2,900     General Dynamics Corp.                                                                                     296
    5,200     Precision Castparts Corp.                                                                                  312
    6,000     Rockwell Collins, Inc.                                                                                     223
    4,900     United Technologies Corp.                                                                                  458
                                                                                                                    --------
                                                                                                                       1,417
                                                                                                                    --------
              AIR FREIGHT & LOGISTICS (0.7%)
    3,900     FedEx Corp.                                                                                                334
                                                                                                                    --------
              ALUMINUM (0.6%)
    9,600     Alcoa, Inc.                                                                                                322
                                                                                                                    --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.8%)
    1,420     Coach, Inc.*                                                                                                60
    3,800     Columbia Sportswear Co.*                                                                                   207
    3,610     Liz Claiborne, Inc.                                                                                        136
                                                                                                                    --------
                                                                                                                         403
                                                                                                                    --------
              APPAREL RETAIL (0.8%)
    1,450     Chico's FAS, Inc.*                                                                                          49
   11,000     Gap, Inc.                                                                                                  206
    7,325     Pacific Sunwear of California, Inc.*                                                                       154
                                                                                                                    --------
                                                                                                                         409
                                                                                                                    --------
              APPLICATION SOFTWARE (0.3%)
    6,410     Cadence Design Systems, Inc.*                                                                               84
    3,000     Manhattan Associates, Inc.*                                                                                 73
                                                                                                                    --------
                                                                                                                         157
                                                                                                                    --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    6,600     Federated Investors, Inc. "B"                                                                              188
                                                                                                                    --------
              AUTO PARTS & EQUIPMENT (0.2%)
    1,990     Lear Corp.                                                                                                 108
                                                                                                                    --------
              BIOTECHNOLOGY (0.6%)
    3,500     Genzyme Corp.*                                                                                             190
    2,400     Gilead Sciences, Inc.*                                                                                      90
                                                                                                                    --------
                                                                                                                         280
                                                                                                                    --------
              COMMUNICATIONS EQUIPMENT (2.3%)
   21,300     Cisco Systems, Inc.*                                                                                       386
   18,200     Corning, Inc.*                                                                                             202
   14,200     Motorola, Inc.                                                                                             256
   13,900     Polycom, Inc.*                                                                                             275
                                                                                                                    --------
                                                                                                                       1,119
                                                                                                                    --------
              COMPUTER HARDWARE (0.8%)
   11,000     Dell, Inc.*                                                                                                392
                                                                                                                    --------
              COMPUTER STORAGE & PERIPHERALS (0.2%)
    3,100     SanDisk Corp.*                                                                                              90
                                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                              VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    1,400     Caterpillar, Inc.                                                                                     $    113
                                                                                                                    --------
              CONSUMER FINANCE (0.3%)
    3,200     American Express Co.                                                                                       165
                                                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    1,700     DST Systems, Inc.*                                                                                          76
   10,700     First Data Corp.                                                                                           465
    2,300     SunGard Data Systems, Inc.*                                                                                 55
                                                                                                                    --------
                                                                                                                         596
                                                                                                                    --------
              DISTILLERS & VINTNERS (0.1%)
    1,510     Constellation Brands, Inc. "A"*                                                                             57
                                                                                                                    --------
              DIVERSIFIED BANKS (1.8%)
   21,000     Bank of America Corp.                                                                                      910
                                                                                                                    --------
              DIVERSIFIED CHEMICALS (0.7%)
    8,700     Du Pont (E.I.) De Nemours & Co.                                                                            372
                                                                                                                    --------
              DIVERSIFIED COMMERCIAL SERVICES (1.0%)
   12,350     ARAMARK Corp. "B"                                                                                          298
    5,500     ITT Educational Services, Inc.*                                                                            198
                                                                                                                    --------
                                                                                                                         496
                                                                                                                    --------
              ELECTRIC UTILITIES (0.6%)
    9,500     Southern Co.                                                                                               285
                                                                                                                    --------
              GOLD (0.2%)
    2,300     Freeport-McMoRan Copper & Gold, Inc. "B"                                                                    93
                                                                                                                    --------
              HEALTH CARE EQUIPMENT (1.9%)
    4,600     Diagnostic Products Corp.                                                                                  188
    3,300     Fisher Scientific International, Inc.*                                                                     193
    9,200     Medtronic, Inc.                                                                                            477
    3,700     Viasys Healthcare, Inc.*                                                                                    62
      950     Waters Corp.*                                                                                               42
                                                                                                                    --------
                                                                                                                         962
                                                                                                                    --------
              HEALTH CARE FACILITIES (0.7%)
   11,000     Odyssey Healthcare, Inc.*                                                                                  195
    3,850     Triad Hospitals, Inc.*                                                                                     133
                                                                                                                    --------
                                                                                                                         328
                                                                                                                    --------
              HEALTH CARE SERVICES (0.4%)
    5,700     Medco Health Solutions, Inc.*                                                                              176
                                                                                                                    --------
              HEALTH CARE SUPPLIES (0.3%)
    1,330     Cooper Companies, Inc.                                                                                      91
    2,300     Edwards Lifesciences Corp.*                                                                                 77
                                                                                                                    --------
                                                                                                                         168
                                                                                                                    --------
              HOME ENTERTAINMENT SOFTWARE (0.2%)
    2,300     Electronic Arts, Inc.*                                                                                     106
                                                                                                                    --------
              HOME IMPROVEMENT RETAIL (1.1%)
    9,700     Lowe's Companies, Inc.                                                                                     527
                                                                                                                    --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                                                      MARKET
   NUMBER                                                                                                              VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              HOMEBUILDING (0.4%)
    5,475     D.R. Horton, Inc.                                                                                     $    181
                                                                                                                    --------
              HOUSEHOLD PRODUCTS (0.6%)
    5,100     Procter & Gamble Co.                                                                                       276
                                                                                                                    --------
              HOUSEWARES & SPECIALTIES (0.1%)
    1,300     Yankee Candle Co., Inc.*                                                                                    38
                                                                                                                    --------
              HYPERMARKETS & SUPER CENTERS (0.9%)
    8,000     Wal-Mart Stores, Inc.                                                                                      426
                                                                                                                    --------
              INDUSTRIAL CONGLOMERATES (3.3%)
    2,900     3M Co.                                                                                                     232
   27,400     General Electric Co.                                                                                       920
   16,400     Tyco International Ltd.                                                                                    503
                                                                                                                    --------
                                                                                                                       1,655
                                                                                                                    --------
              INDUSTRIAL GASES (0.3%)
    2,900     Air Products & Chemicals, Inc.                                                                             158
                                                                                                                    --------
              INDUSTRIAL MACHINERY (0.2%)
    1,200     Ingersoll-Rand Co. Ltd. "A"                                                                                 82
                                                                                                                    --------
              INSURANCE BROKERS (0.5%)
    7,050     Arthur J. Gallagher & Co.                                                                                  234
                                                                                                                    --------
              INTEGRATED OIL & GAS (2.4%)
    8,190     ChevronTexaco Corp.                                                                                        439
   15,300     Exxon Mobil Corp.                                                                                          740
                                                                                                                    --------
                                                                                                                       1,179
                                                                                                                    --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   16,100     Sprint Corp. - FON Group                                                                                   324
                                                                                                                    --------
              INTERNET SOFTWARE & SERVICES (0.9%)
   11,000     VeriSign, Inc.*                                                                                            219
    7,400     Yahoo!, Inc.*                                                                                              251
                                                                                                                    --------
                                                                                                                         470
                                                                                                                    --------
              INVESTMENT BANKING & BROKERAGE (1.3%)
   17,800     E-Trade Group, Inc.*                                                                                       203
    9,400     Merrill Lynch & Co., Inc.                                                                                  468
                                                                                                                    --------
                                                                                                                         671
                                                                                                                    --------
              MANAGED HEALTH CARE (0.6%)
    1,800     Coventry Health Care, Inc.*                                                                                 96
    4,100     Health Net, Inc.*                                                                                          101
    3,000     Pacificare Health Systems, Inc. "A"*                                                                       110
                                                                                                                    --------
                                                                                                                         307
                                                                                                                    --------
              METAL & GLASS CONTAINERS (0.8%)
   17,600     Pactiv Corp.*                                                                                              409
                                                                                                                    --------
              MOVIES & ENTERTAINMENT (1.4%)
   43,700     Time Warner, Inc.*                                                                                         705
                                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                            MARKET
   NUMBER                                                                                                              VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.3%)
    9,500     American International Group, Inc.                                                                    $    646
                                                                                                                    --------
              OIL & GAS DRILLING (0.3%)
    4,000     Ensco International, Inc.                                                                                  131
                                                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
    5,600     Schlumberger Ltd. (Netherlands)                                                                            377
                                                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    8,700     Apache Corp.                                                                                               436
   15,800     Chesapeake Energy Corp.                                                                                    250
    1,300     XTO Energy, Inc.                                                                                            42
                                                                                                                    --------
                                                                                                                         728
                                                                                                                    --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.3%)
   19,400     Citigroup, Inc.                                                                                            856
    7,500     Principal Financial Group, Inc.                                                                            270
                                                                                                                    --------
                                                                                                                       1,126
                                                                                                                    --------
              PACKAGED FOODS & MEAT (0.3%)
    7,250     Hain Celestial Group, Inc.*                                                                                128
                                                                                                                    --------
              PAPER PRODUCTS (0.5%)
    6,100     International Paper Co.                                                                                    246
                                                                                                                    --------
              PERSONAL PRODUCTS (0.8%)
    9,900     Gillette Co.                                                                                               413
                                                                                                                    --------
              PHARMACEUTICALS (5.2%)
   10,500     Abbott Laboratories                                                                                        445
    5,900     Biovail Corp. (Canada)*                                                                                    102
    5,700     Eli Lilly & Co.                                                                                            342
    5,700     King Pharmaceuticals, Inc.*                                                                                 68
   25,200     Pfizer, Inc.                                                                                               771
   20,400     Schering-Plough Corp.                                                                                      389
    2,900     Watson Pharmaceuticals, Inc.*                                                                               85
   10,500     Wyeth                                                                                                      393
                                                                                                                    --------
                                                                                                                       2,595
                                                                                                                    --------
              PROPERTY & CASUALTY INSURANCE (1.0%)
    2,290     Ambac Financial Group, Inc.                                                                                183
    9,084     St. Paul Travelers Companies, Inc.                                                                         300
                                                                                                                    --------
                                                                                                                         483
                                                                                                                    --------
              RAILROADS (1.1%)
   13,300     CSX Corp.                                                                                                  441
    4,100     Norfolk Southern Corp.                                                                                     122
                                                                                                                    --------
                                                                                                                         563
                                                                                                                    --------
              REGIONAL BANKS (0.4%)
    3,100     Zions Bancorp.                                                                                             189
                                                                                                                    --------
              SEMICONDUCTOR EQUIPMENT (1.1%)
   13,400     Applied Materials, Inc.*                                                                                   221
    3,100     KLA-Tencor Corp.*                                                                                          129

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                                      MARKET
   NUMBER                                                                                                              VALUE
OF SHARES     SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
    2,260     Novellus Systems, Inc.*                                                                               $     60
    5,000     Varian Semiconductor Equipment Associates, Inc.*                                                           154
                                                                                                                    --------
                                                                                                                         564
                                                                                                                    --------
              SEMICONDUCTORS (2.1%)
    6,200     Analog Devices, Inc.                                                                                       240
    5,400     Fairchild Semiconductor International, Inc. "A"*                                                            77
   15,600     Intel Corp.                                                                                                313
    1,800     International Rectifier Corp.*                                                                              62
   17,400     Texas Instruments, Inc.                                                                                    370
                                                                                                                    --------
                                                                                                                       1,062
                                                                                                                    --------
              SOFT DRINKS (0.9%)
    9,000     PepsiCo, Inc.                                                                                              438
                                                                                                                    --------
              SPECIALTY STORES (2.1%)
      500     Guitar Center, Inc.*                                                                                        22
    5,820     Michaels Stores, Inc.                                                                                      345
    4,700     O'Reilly Automotive, Inc.*                                                                                 180
    5,100     Petco Animal Supplies, Inc.*                                                                               166
    3,000     PETsMART, Inc.                                                                                              85
    7,800     Staples, Inc.                                                                                              233
                                                                                                                    --------
                                                                                                                       1,031
                                                                                                                    --------
              SYSTEMS SOFTWARE (2.3%)
   41,700     Microsoft Corp.                                                                                          1,153
                                                                                                                    --------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    2,830     CDW Corp.                                                                                                  164
    2,500     Ingram Micro, Inc. "A"*                                                                                     40
                                                                                                                    --------
                                                                                                                         204
                                                                                                                    --------
              THRIFTS & MORTGAGE FINANCE (0.9%)
    7,420     Countrywide Financial Corp.                                                                                292
    2,200     Fannie Mae                                                                                                 140
                                                                                                                    --------
                                                                                                                         432
                                                                                                                    --------
              TOBACCO (0.7%)
    7,500     Altria Group, Inc.                                                                                         353
                                                                                                                    --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
    1,800     Fastenal Co.                                                                                               104
                                                                                                                    --------
              TRUCKING (0.3%)
    2,900     Yellow Roadway Corp.*                                                                                      136
                                                                                                                    --------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   13,300     Nextel Communications, Inc. "A"*                                                                           317
                                                                                                                    --------
              Total common stocks (cost: $28,073)                                                                     31,315
                                                                                                                    --------
              EXCHANGE-TRADED FUNDS (1.4%)
              ---------------------------
    7,000     iShares Russell 2000 Growth Index Fund                                                                     410
    2,800     MidCap SPDR Trust Series 1                                                                                 304
                                                                                                                    --------
              Total exchange-traded funds (cost: $719)                                                                   714
                                                                                                                    --------
              Total equity securities (cost: $28,792)                                                                 32,029
                                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                           COUPON OR                          VALUE
    (000)     SECURITY                                                          DISCOUNT RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
              BONDS (31.8%)

              CORPORATE OBLIGATIONS (18.8%)
              -----------------------------
              BROADCASTING & CABLE TV (1.1%)
   $  500     Comcast Cable Communications, Inc., Senior Notes                           6.88%       6/15/2009      $    556
                                                                                                                    --------
              CONSUMER FINANCE (3.2%)
      500     American Express Credit Corp., Notes                                       1.95(d)     9/19/2006           501
    1,000     Household Finance Corp., Notes                                             6.38        8/01/2010         1,100
                                                                                                                    --------
                                                                                                                       1,601
                                                                                                                    --------
              ELECTRIC UTILITIES (2.3%)
    1,000     El Paso Electric Co., First Mortgage Bond                                  9.40        5/01/2011         1,123
                                                                                                                    --------
              ENVIRONMENTAL SERVICES (2.3%)
    1,000     Waste Management, Inc., Senior Notes                                       7.38        8/01/2010         1,156
                                                                                                                    --------
              GAS UTILITIES (1.1%)
      500     Valero Logistics Operations, LP, Senior Notes                              6.05        3/15/2013           531
                                                                                                                    --------
              METAL & GLASS CONTAINERS (2.1%)
    1,000     Pactiv Corp., Notes                                                        7.20       12/15/2005         1,050
                                                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (1.0%)
      500     Halliburton Co., Senior Notes                                              3.12(d)    10/17/2005           505
                                                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (2.3%)
    1,000     Devon Financing Corp., ULC, Notes                                          6.88        9/30/2011         1,130
                                                                                                                    --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500     Citigroup, Inc., Global Notes                                              4.25        7/29/2009           509
                                                                                                                    --------
              REGIONAL BANKS (2.4%)
    1,000     Imperial Bank, Subordinated Notes                                          8.50        4/01/2009         1,177
                                                                                                                    --------
              Total corporate obligations (cost: $8,584)                                                               9,338
                                                                                                                    --------
              ASSET-BACKED SECURITY (2.3%)
              ----------------------------
              ASSET-BACKED FINANCING
    1,000     Detroit Edison Securitization Funding, LLC (cost: $1,029)                  6.42        3/01/2015         1,128
                                                                                                                    --------
              COMMERCIAL MORTGAGE-BACKED SECURITY (2.2%)
              ------------------------------------------
    1,000     TIAA CMBS I Trust, Series 2001 C1A, Class A-3(c) (cost: $1,004)            6.56        6/19/2026         1,086
                                                                                                                    --------
              U.S. GOVERNMENT AGENCY ISSUES (2.3%)(h)
              ---------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATION (0.9%)
      430     Freddie Mac, Series 2160 VC(+)                                             6.00        8/15/2013           432
                                                                                                                    --------
              MORTGAGE-BACKED PASS-THROUGH SECURITY (0.5%)
      237     Government National Mortgage Assn., Pool 579554                            7.00        1/15/2032           253
                                                                                                                    --------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITY (0.9%)
      452     Rowan Companies, Inc., Title XI, Guaranteed Bond                           2.80       10/20/2013           431
                                                                                                                    --------
              Total U.S. government agency issues (cost: $1,125)                                                       1,116
                                                                                                                    --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE DIVERSIFIED ASSETS FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                           COUPON OR                          VALUE
    (000)     SECURITY                                                          DISCOUNT RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (4.2%)
              -------------------------------
              INFLATION-INDEXED NOTE (2.2%)(f)
  $   979     3.50%, 1/15/2011                                                                                      $  1,109
                                                                                                                    --------
              NOTE (2.0%)
    1,000     4.00%, 2/15/2014                                                                                           992
                                                                                                                    --------
              Total U.S. Treasury securities (cost: $1,978)                                                            2,101
                                                                                                                    --------
              MUNICIPAL BONDS (2.0%)
              ----------------------
              COMMUNITY SERVICE (1.0%)
      500     Jicarilla Apache Nation, NM, RB                                            2.95%      12/01/2006           498
                                                                                                                    --------
              ENVIRONMENTAL SERVICES (1.0%)
      500     California State Financing Auth. PCRB                                      2.00       12/01/2033(b)        500
                                                                                                                    --------
              Total municipal bonds (cost: $1,000)                                                                       998
                                                                                                                    --------
              Total bonds (cost: $14,720)                                                                             15,767
                                                                                                                    --------
              MONEY MARKET INSTRUMENTS (3.7%)

              VARIABLE-RATE DEMAND NOTES (2.2%)(e)
              ------------------------------------
              ELECTRIC UTILITIES (0.6%)
      300     Sempra Energy ESOP, Series 1999 (NBGA - Sempra Energy)(c)                  2.14       11/01/2014           300
                                                                                                                    --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
      775     Vista Funding Corp., Notes, Series 2001A (LOC - Sky Bank)                  2.84        3/01/2021           775
                                                                                                                    --------
                                                                                                                       1,075
                                                                                                                    --------
   NUMBER
OF SHARES
---------
              MONEY MARKET FUND (1.5%)
              ------------------------
  759,165     SSgA Prime Money Market Fund                                               1.50(a)             -           759
                                                                                                                    --------
              Total money market instruments (cost: $1,834)                                                            1,834
                                                                                                                    --------

              TOTAL INVESTMENTS (COST: $45,346)                                                                     $ 49,630
                                                                                                                    ========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              EQUITY SECURITIES (99.2%)

              COMMON STOCKS (97.6%)
              ---------------------
              ADVERTISING (0.6%)
    8,600     Lamar Advertising Co.*                                   $   358
                                                                       -------
              AEROSPACE & DEFENSE (4.2%)
    5,100     Engineered Support Systems, Inc.                             233
    4,800     General Dynamics Corp.                                       490
    9,100     Precision Castparts Corp.                                    546
   10,500     Rockwell Collins, Inc.                                       390
    9,100     United Technologies Corp.                                    850
                                                                       -------
                                                                         2,509
                                                                       -------
              AIR FREIGHT & LOGISTICS (1.0%)
    7,200     FedEx Corp.                                                  617
                                                                       -------
              ALUMINUM (1.0%)
   18,100     Alcoa, Inc.                                                  608
                                                                       -------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.3%)
    2,700     Coach, Inc.*                                                 115
    7,000     Columbia Sportswear Co.*                                     381
    6,600     Liz Claiborne, Inc.                                          249
                                                                       -------
                                                                           745
                                                                       -------
              APPAREL RETAIL (1.3%)
    2,550     Chico's FAS, Inc.*                                            87
   21,300     Gap, Inc.                                                    398
   13,425     Pacific Sunwear of California, Inc.*                         283
                                                                       -------
                                                                           768
                                                                       -------
              APPLICATION SOFTWARE (0.5%)
   11,980     Cadence Design Systems, Inc.*                                156
    5,600     Manhattan Associates, Inc.*                                  137
                                                                       -------
                                                                           293
                                                                       -------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   12,100     Federated Investors, Inc. "B"                                344
                                                                       -------
              AUTO PARTS & EQUIPMENT (0.3%)
    3,650     Lear Corp.                                                   199
                                                                       -------
              BIOTECHNOLOGY (0.8%)
    6,200     Genzyme Corp.*                                               338
    4,100     Gilead Sciences, Inc.*                                       153
                                                                       -------
                                                                           491
                                                                       -------
              COMMUNICATIONS EQUIPMENT (3.4%)
   39,300     Cisco Systems, Inc.*                                         711
   33,900     Corning, Inc.*                                               376
   26,400     Motorola, Inc.                                               476
   23,900     Polycom, Inc.*                                               474
                                                                       -------
                                                                         2,037
                                                                       -------
              COMPUTER HARDWARE (1.2%)
   20,500     Dell, Inc.*                                                  730
                                                                       -------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    5,700     SanDisk Corp.*                                           $   166
                                                                       -------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    2,500     Caterpillar, Inc.                                            201
                                                                       -------
              CONSUMER FINANCE (0.6%)
    6,400     American Express Co.                                         329
                                                                       -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
    3,200     DST Systems, Inc.*                                           142
   19,500     First Data Corp.                                             848
    4,270     SunGard Data Systems, Inc.*                                  102
                                                                       -------
                                                                         1,092
                                                                       -------
              DISTILLERS & VINTNERS (0.2%)
    2,800     Constellation Brands, Inc. "A"*                              107
                                                                       -------
              DIVERSIFIED BANKS (3.0%)
   40,336     Bank of America Corp.                                      1,748
                                                                       -------
              DIVERSIFIED CHEMICALS (1.2%)
   15,900     Du Pont (E.I.) De Nemours & Co.                              680
                                                                       -------
              DIVERSIFIED COMMERCIAL SERVICES (1.5%)
   21,950     ARAMARK Corp. "B"                                            530
   10,000     ITT Educational Services, Inc.*                              360
                                                                       -------
                                                                           890
                                                                       -------
              ELECTRIC UTILITIES (0.8%)
   16,500     Southern Co.                                                 495
                                                                       -------
              GOLD (0.3%)
    4,300     Freeport-McMoRan Copper & Gold, Inc. "B"                     174
                                                                       -------
              HEALTH CARE EQUIPMENT (3.1%)
    8,500     Diagnostic Products Corp.                                    347
    6,000     Fisher Scientific International, Inc.*                       350
   17,700     Medtronic, Inc.                                              919
    6,900     Viasys Healthcare, Inc.*                                     115
    1,700     Waters Corp.*                                                 75
                                                                       -------
                                                                         1,806
                                                                       -------
              HEALTH CARE FACILITIES (1.0%)
   20,200     Odyssey Healthcare, Inc.*                                    358
    7,200     Triad Hospitals, Inc.*                                       248
                                                                       -------
                                                                           606
                                                                       -------
              HEALTH CARE SERVICES (0.5%)
    9,900     Medco Health Solutions, Inc.*                                306
                                                                       -------
              HEALTH CARE SUPPLIES (0.5%)
    2,350     Cooper Companies, Inc.                                       161
    4,300     Edwards Lifesciences Corp.*                                  144
                                                                       -------
                                                                           305
                                                                       -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              HOME ENTERTAINMENT SOFTWARE (0.3%)
    4,000     Electronic Arts, Inc.*                                   $   184
                                                                       -------
              HOME IMPROVEMENT RETAIL (1.6%)
   17,600     Lowe's Companies, Inc.                                       957
                                                                       -------
              HOMEBUILDING (0.6%)
   10,050     D.R. Horton, Inc.                                            333
                                                                       -------
              HOUSEHOLD PRODUCTS (0.9%)
   10,100     Procter & Gamble Co.                                         547
                                                                       -------
              HOUSEWARES & SPECIALTIES (0.1%)
    2,400     Yankee Candle Co., Inc.*                                      69
                                                                       -------
              HYPERMARKETS & SUPER CENTERS (1.3%)
   14,900     Wal-Mart Stores, Inc.                                        793
                                                                       -------
              INDUSTRIAL CONGLOMERATES (5.2%)
    5,400     3M Co.                                                       432
   50,800     General Electric Co.                                       1,706
   30,200     Tyco International Ltd.                                      926
                                                                       -------
                                                                         3,064
                                                                       -------
              INDUSTRIAL GASES (0.5%)
    5,000     Air Products & Chemicals, Inc.                               272
                                                                       -------
              INDUSTRIAL MACHINERY (0.3%)
    2,200     Ingersoll-Rand Co. Ltd. "A"                                  149
                                                                       -------
              INSURANCE BROKERS (0.7%)
   13,050     Arthur J. Gallagher & Co.                                    432
                                                                       -------
              INTEGRATED OIL & GAS (3.8%)
   15,600     ChevronTexaco Corp.                                          837
   28,800     Exxon Mobil Corp.                                          1,392
                                                                       -------
                                                                         2,229
                                                                       -------
              INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
   30,800     Sprint Corp. - FON Group                                     620
                                                                       -------
              INTERNET SOFTWARE & SERVICES (1.4%)
   18,900     VeriSign, Inc.*                                              376
   13,900     Yahoo!, Inc.*                                                471
                                                                       -------
                                                                           847
                                                                       -------
              INVESTMENT BANKING & BROKERAGE (2.1%)
   33,000     E-Trade Group, Inc.*                                         377
   17,500     Merrill Lynch & Co., Inc.                                    870
                                                                       -------
                                                                         1,247
                                                                       -------
              MANAGED HEALTH CARE (1.0%)
    3,300     Coventry Health Care, Inc.*                                  176
    7,400     Health Net, Inc.*                                            183
    5,500     Pacificare Health Systems, Inc. "A"*                         202
                                                                       -------
                                                                           561
                                                                       -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (1.2%)
   31,700     Pactiv Corp.*                                            $   737
                                                                       -------
              MOVIES & ENTERTAINMENT (2.3%)
   83,200     Time Warner, Inc.*                                         1,343
                                                                       -------
              MULTI-LINE INSURANCE (2.1%)
   18,162     American International Group, Inc.                         1,235
                                                                       -------
              OIL & GAS DRILLING (0.4%)
    7,400     Ensco International, Inc.                                    242
                                                                       -------
              OIL & GAS EQUIPMENT & SERVICES (1.3%)
   11,000     Schlumberger Ltd. (Netherlands)                              740
                                                                       -------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
   15,000     Apache Corp.                                                 752
   28,900     Chesapeake Energy Corp.                                      457
    2,400     XTO Energy, Inc.                                              78
                                                                       -------
                                                                         1,287
                                                                       -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
   35,843     Citigroup, Inc.                                            1,581
   12,900     Principal Financial Group, Inc.                              464
                                                                       -------
                                                                         2,045
                                                                       -------
              PACKAGED FOODS & MEAT (0.4%)
   13,400     Hain Celestial Group, Inc.*                                  237
                                                                       -------
              PAPER PRODUCTS (0.8%)
   11,500     International Paper Co.                                      465
                                                                       -------
              PERSONAL PRODUCTS (1.3%)
   18,300     Gillette Co.                                                 764
                                                                       -------
              PHARMACEUTICALS (8.2%)
   20,300     Abbott Laboratories                                          860
   10,800     Biovail Corp. (Canada)*                                      187
   11,000     Eli Lilly & Co.                                              660
   10,800     King Pharmaceuticals, Inc.*                                  129
   47,000     Pfizer, Inc.                                               1,438
   36,600     Schering-Plough Corp.                                        698
    5,500     Watson Pharmaceuticals, Inc.*                                162
   19,900     Wyeth                                                        744
                                                                       -------
                                                                         4,878
                                                                       -------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    4,250     Ambac Financial Group, Inc.                                  340
   17,392     St. Paul Travelers Companies, Inc.                           575
                                                                       -------
                                                                           915
                                                                       -------
              RAILROADS (1.7%)
   24,100     CSX Corp.                                                    800
    7,100     Norfolk Southern Corp.                                       211
                                                                       -------
                                                                         1,011
                                                                       -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              REGIONAL BANKS (0.6%)
    5,400     Zions Bancorp                                            $   330
                                                                       -------
              SEMICONDUCTOR EQUIPMENT (1.7%)
   25,000     Applied Materials, Inc.*                                     412
    5,300     KLA-Tencor Corp.*                                            220
    4,100     Novellus Systems, Inc.*                                      109
    9,200     Varian Semiconductor Equipment Associates, Inc.*             284
                                                                       -------
                                                                         1,025
                                                                       -------
              SEMICONDUCTORS (3.3%)
   10,800     Analog Devices, Inc.                                         419
   10,100     Fairchild Semiconductor International, Inc. "A"*             143
   29,900     Intel Corp.                                                  600
    3,300     International Rectifier Corp.*                               113
   32,500     Texas Instruments, Inc.                                      691
                                                                       -------
                                                                         1,966
                                                                       -------
              SOFT DRINKS (1.4%)
   16,600     PepsiCo, Inc.                                                808
                                                                       -------
              SPECIALTY STORES (3.2%)
    1,000     Guitar Center, Inc.*                                          43
   10,800     Michaels Stores, Inc.                                        639
    8,700     O'Reilly Automotive, Inc.*                                   333
    9,500     Petco Animal Supplies, Inc.*                                 310
    5,200     PETsMART, Inc.                                               148
   13,600     Staples, Inc.                                                406
                                                                       -------
                                                                         1,879
                                                                       -------
              SYSTEMS SOFTWARE (3.7%)
   78,200     Microsoft Corp.                                            2,162
                                                                       -------
              TECHNOLOGY DISTRIBUTORS (0.6%)
    5,170     CDW Corp.                                                    300
    4,700     Ingram Micro, Inc. "A"*                                       76
                                                                       -------
                                                                           376
                                                                       -------
              THRIFTS & MORTGAGE FINANCE (1.3%)
   13,278     Countrywide Financial Corp.                                  523
    4,100     Fannie Mae                                                   260
                                                                       -------
                                                                           783
                                                                       -------
              TOBACCO (1.1%)
   13,800     Altria Group, Inc.                                           649
                                                                       -------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
    3,300     Fastenal Co.                                                 190
                                                                       -------
              TRUCKING (0.4%)
    5,300     Yellow Roadway Corp.*                                        248
                                                                       -------
              WIRELESS TELECOMMUNICATION SERVICES (0.9%)
   23,100     Nextel Communications, Inc. "A"*                             551
                                                                       -------
              Total common stocks (cost: $49,658)                       57,774
                                                                       -------


16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE GROWTH & INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                        MARKET
   NUMBER                                                                VALUE
OF SHARES     SECURITY                                                   (000)
------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (1.6%)
              ----------------------------
    6,600     iShares Russell 2000 Growth Index Fund                   $   387
    5,100     MidCap SPDR Trust Series 1                                   553
                                                                       -------
              Total exchange-traded funds (cost: $914)                     940
                                                                       -------
              Total equity securities (cost: $50,572)                   58,714
                                                                       -------
              MONEY MARKET INSTRUMENT (1.3%)

              MONEY MARKET FUND
  750,727     SSgA Prime Money Market Fund, 1.50%(a) (cost: $751)          751
                                                                       -------
              TOTAL INVESTMENTS (COST: $51,323)                        $59,465
                                                                       =======

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                           COUPON OR                          VALUE
    (000)     SECURITY                                                          DISCOUNT RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (35.9%)

              AIR FREIGHT & LOGISTICS (1.4%)
   $  300     Caliber Systems, Inc., Notes                                               7.80%       8/01/2006      $    324
                                                                                                                    --------
              BROADCASTING & CABLE TV (1.4%)
      300     Comcast Cable Communications, Inc., Senior Notes                           6.88        6/15/2009           334
                                                                                                                    --------
              CONSUMER FINANCE (9.0%)
    1,000     Household Finance Corp., Notes                                             6.38       10/15/2011         1,104
    1,000     SLM Corp., MTN, CPI Floating Rate Note                                     4.64(d)     6/01/2009         1,010
                                                                                                                    --------
                                                                                                                       2,114
                                                                                                                    --------
              ELECTRIC UTILITIES (1.1%)
      100     Entergy Arkansas, Inc., First Mortgage Bond                                5.90        6/01/2033            96
      150     TECO Energy, Inc., Senior Notes                                           10.50       12/01/2007           175
                                                                                                                    --------
                                                                                                                         271
                                                                                                                    --------
              GAS UTILITIES (2.3%)
      500     Valero Logistics Operations, LP, Senior Notes                              6.05        3/15/2013           531
                                                                                                                    --------
              HOUSEHOLD PRODUCTS (2.4%)
      500     Clorox Co., Notes                                                          6.13        2/01/2011           553
                                                                                                                    --------
              INTEGRATED OIL & GAS (2.6%)
      500     Phillips Petroleum Co., Notes                                              8.75        5/25/2010           616
                                                                                                                    --------
              MULTI-UTILITIES & UNREGULATED POWER (2.0%)
      500     South Carolina Electric & Gas Co., First Mortgage Bond                     5.30        5/15/2033           480
                                                                                                                    --------
              OIL & GAS EQUIPMENT & SERVICES (2.1%)
      500     Halliburton Co., Senior Notes                                              3.12(d)    10/17/2005           504
                                                                                                                    --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
      500     Citigroup, Inc., Global Notes                                              4.25        7/29/2009           509
                                                                                                                    --------
              PACKAGED FOODS & MEAT (2.4%)
      500     Kellogg Co., Notes, Series B                                               6.60        4/01/2011           564
                                                                                                                    --------
              PHARMACEUTICALS (2.0%)
      500     Johnson & Johnson, Inc., Debentures                                        4.95        5/15/2033           471
                                                                                                                    --------
              REAL ESTATE INVESTMENT TRUSTS (2.5%)
      500     Pan Pacific Retail Properties, Inc., Notes                                 7.95        4/15/2011           579
                                                                                                                    --------
              THRIFTS & MORTGAGE FINANCE (2.5%)
      500     Washington Mutual, Inc., Subordinated Notes                                8.25        4/01/2010           592
                                                                                                                    --------
              Total corporate obligations (cost: $7,833)                                                               8,442
                                                                                                                    --------
              ASSET-BACKED SECURITY (1.9%)

              AIRLINES
      500     Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC (cost: $491)                              7.11        9/18/2011           449
                                                                                                                    --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                           COUPON OR                          VALUE
    (000)     SECURITY                                                          DISCOUNT RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (32.4%)(h)

              COLLATERALIZED MORTGAGE OBLIGATION (0.3%)
   $   60     Fannie Mae, Series 1999-56D(+)                                             7.00%      12/18/2014      $     60
                                                                                                                    --------
              DEBENTURE (5.3%)
    1,140     Fannie Mae, Notes(+)                                                       6.63       10/15/2007         1,252
                                                                                                                    --------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (23.1%)
              Fannie Mae,(+)
      855       Pool 254766                                                              5.00        6/01/2033           849
       86       Pool 190312                                                              6.50        4/01/2031            90
      191       Pool 254239                                                              6.50        3/01/2032           200
       53       Pool 359571                                                              7.00       10/01/2026            57
              Government National Mortgage Assn. I,
    1,283       Pool 471357                                                              5.50        2/15/2033         1,309
      722       Pool 780770                                                              6.00        4/15/2028           752
      599       Pool 603869                                                              6.00        1/15/2033           622
      258       Pool 504209                                                              7.00        6/15/2029           275
      833       Pool 583236                                                              7.00        4/15/2032           889
      379     Government National Mortgage Assn. II, Pool 781494                         6.50        8/20/2031           400
                                                                                                                    --------
                                                                                                                       5,443
                                                                                                                    --------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITY (3.7%)
      905     Rowan Companies, Inc., Title XI, Guaranteed Bond                           2.80       10/20/2013           863
                                                                                                                    --------
              Total U.S. government agency issues (cost: $7,426)                                                       7,618
                                                                                                                    --------

              U.S. TREASURY SECURITIES (9.8%)

              INFLATION-INDEXED NOTE (2.1%)(f)
      424     3.50%, 1/15/2011                                                                                           481
                                                                                                                    --------
              NOTES (7.7%)
      800     2.63%, 11/15/2006                                                                                          800
    1,000     4.25%, 8/15/2014                                                                                         1,009
                                                                                                                    --------
                                                                                                                       1,809
                                                                                                                    --------
              Total U.S. Treasury securities (cost: $2,233)                                                            2,290
                                                                                                                    --------

              MUNICIPAL BONDS (4.3%)

              ELECTRIC UTILITIES (2.2%)
      500     Brazos River Auth., TX, PCRB, Series 1995A (TXU)                           5.40        4/01/2030(b)        516
                                                                                                                    --------
              ENVIRONMENTAL SERVICES (2.1%)
      500     Gulf Coast Waste Disposal Auth., TX, RB, Series A (Waste Management)       2.50        5/01/2028(b)        500
                                                                                                                    --------
              Total municipal bonds (cost: $1,010)                                                                     1,016
                                                                                                                    --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE INCOME FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                                                      MARKET
   NUMBER                                                                           COUPON OR                          VALUE
OF SHARES     SECURITY                                                          DISCOUNT RATE         MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
              STOCKS (10.3%)

              COMMON STOCKS (0.6%)
              --------------------
              ELECTRIC UTILITIES
    1,800     DTE Energy Co.                                                                                        $     76
    2,500     Southern Co.                                                                                                75
                                                                                                                    --------
                                                                                                                         151
                                                                                                                    --------
              PREFERRED STOCKS (9.7%)
              -----------------------
              REAL ESTATE INVESTMENT TRUSTS
    3,000     BRE Properties, Inc., depositary shares "C",
                6.75% cumulative redeemable                                                                               74
    2,000     Developers Diversified Realty Corp., depositary shares "I",
                7.50% cumulative redeemable                                                                               51
    7,000     Equity Office Properties Trust, depositary shares "G",
                7.75% cumulative redeemable                                                                              187
   12,000     Equity Residential Properties Trust, depositary shares "C",
                9.125% cumulative redeemable                                                                             328
   12,000     Gables Residential Trust "D", 7.50% cumulative redeemable                                                  313
   12,000     Kimco Realty Corp., depositary shares "F",
                6.65% cumulative redeemable                                                                              312
    3,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                7.625% cumulative redeemable                                                                              78
    6,000     Post Properties, Inc., "A", 8.50% cumulative redeemable                                                    348
    6,000     Prologis Trust, Inc., "C", 8.54% cumulative redeemable                                                     358
    6,000     Public Storage, Inc., depositary shares "Z",
                6.25% cumulative redeemable                                                                              144
    3,500     Weingarten Realty Investors, depositary shares "D",
                6.75% cumulative redeemable                                                                               92
                                                                                                                    --------
                                                                                                                       2,285
                                                                                                                    --------
              Total stocks (cost: $2,258)                                                                              2,436
                                                                                                                    --------
              MONEY MARKET INSTRUMENTS (4.2%)

              MONEY MARKET FUND (0.5%)
              ------------------------
  123,025     SSgA Prime Money Market Fund                                               1.50%(a)            -           123
                                                                                                                    --------

PRINCIPAL
   AMOUNT
    (000)
---------
              COMMERCIAL PAPER (3.7%)
              -----------------------
              DIVERSIFIED COMMERCIAL SERVICES
     $861     Deluxe Corp.(c,g)                                                          1.86       10/04/2004           861
                                                                                                                    --------
              Total money market instruments (cost: $984)                                                                984
                                                                                                                    --------
              TOTAL INVESTMENTS (COST: $22,235)                                                                     $ 23,235
                                                                                                                    ========

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
   NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              INTERNATIONAL STOCKS (67.2%)

              AUSTRALIA (1.9%)
   36,574     News Corp. Ltd. (Movies & Entertainment)                                        $   302
   23,584     QBE Insurance Group Ltd. (Property & Casualty Insurance)                            223
                                                                                              -------
                                                                                                  525
                                                                                              -------
              AUSTRIA (1.0%)
    6,300     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                     262
                                                                                              -------
              BERMUDA (1.8%)
   17,940     Accenture Ltd. "A" (IT Consulting & Other Services)*                                485
                                                                                              -------
              BRAZIL (0.4%)
    3,400     Brasil Telecom Participacoes S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                           110
                                                                                              -------
              CANADA (2.3%)
    6,550     BCE, Inc. (Integrated Telecommunication Services)                                   141
    4,044     Canadian National Railway Co. (Railroads)                                           196
    6,190     Encana Corp. (Oil & Gas Exploration & Production)                                   286
                                                                                              -------
                                                                                                  623
                                                                                              -------
              FRANCE (9.2%)
   17,290     AXA S.A. (Multi-Line Insurance)                                                     350
    5,310     Business Objects S.A. (Application Software)*                                       123
    3,951     L'Air Liquide S.A. (Industrial Gases)                                               620
    6,600     Sanofi-Aventis S.A. (Pharmaceuticals)                                               478
    3,178     Schneider Electric S.A. (Electrical Components & Equipment)                         205
      860     Total S.A. (Integrated Oil & Gas)                                                   175
    2,667     Total S.A. ADR (Integrated Oil & Gas)                                               273
   10,120     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                     291
                                                                                              -------
                                                                                                2,515
                                                                                              -------
              GERMANY (2.0%)
    6,580     Bayerische Motoren Werke AG (Automobile Manufacturers)                              270
    4,220     Schering AG (Pharmaceuticals)                                                       267
                                                                                              -------
                                                                                                  537
                                                                                              -------
              HONG KONG (0.5%)
   29,000     Esprit Holdings Ltd. (Apparel Retail)                                               148
                                                                                              -------
              HUNGARY (0.7%)
    4,550     OTP Bank Ltd. GDR (Regional Banks)                                                  201
                                                                                              -------
              IRELAND (0.5%)
    8,600     Irish Life & Permanent plc (Other Diversified Financial Services)                   139
                                                                                              -------
              ITALY (1.0%)
   13,580     RAS S.p.A. (Multi-Line Insurance)                                                   261
                                                                                              -------
              JAPAN (9.1%)
   13,000     Bridgestone Corp. (Tires & Rubber)                                                  241
    8,000     Canon, Inc. (Electronic Equipment Manufacturers)                                    376
   13,300     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                    192
       49     KDDI Corp. (Integrated Telecommunication Services)                                  238

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
   NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
     5,000     NOK Corp. (Auto Parts & Equipment)                                             $   153
     1,200     Nintendo Co. (Leisure Products)                                                    147
     6,400     Nitto Denko Corp. (Specialty Chemicals)                                            295
    15,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                           103
     9,300     Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                          145
    38,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                 135
    29,000     Toray Industries, Inc. (Textiles)                                                  134
     7,000     Toyota Motor Corp. (Automobile Manufacturers)                                      268
     4,500     Yamaha Corp. (Consumer Electronics)                                                 69
                                                                                              -------
                                                                                                2,496
                                                                                              -------
               KOREA (2.1%)
       920     Samsung Electronics Co. Ltd. (Semiconductors)                                      366
     2,220     Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                              219
                                                                                              -------
                                                                                                  585
                                                                                              -------
               NETHERLANDS (1.0%)
    20,160     Reed Elsevier N.V. (Publishing)                                                    260
                                                                                              -------
               SINGAPORE (2.4%)
    28,000     DBS Group Holdings Ltd. (Diversified Banks)                                        266
   145,220     Singapore Telecommunications Ltd. (Integrated Telecommunication Services)          201
    22,600     United Overseas Bank Ltd. (Diversified Banks)                                      184
                                                                                              -------
                                                                                                  651
                                                                                              -------
               SPAIN (3.6%)
    21,080     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                           290
    13,910     Iberdrola S.A. (Electric Utilities)                                                289
    27,551     Telefonica S.A. (Integrated Telecommunication Services)                            412
                                                                                              -------
                                                                                                  991
                                                                                              -------
               SWEDEN (5.2%)
     8,730     Atlas Copco AB "A" (Industrial Machinery)                                          336
    93,810     Ericsson LM "B" (Communications Equipment)*                                        291
    11,340     Hennes & Mauritz AB "B" (Apparel Retail)                                           312
    13,890     Sandvik AB (Industrial Machinery)                                                  479
                                                                                              -------
                                                                                                1,418
                                                                                              -------
               SWITZERLAND (7.3%)
     7,850     Credit Suisse Group (Diversified Banks)                                            251
     1,133     Nestle S.A. (Packaged Foods & Meat)                                                260
     6,120     Novartis AG (Pharmaceuticals)                                                      286
     5,250     Roche Holdings AG (Pharmaceuticals)                                                543
     1,491     Syngenta AG (Specialty Chemicals)                                                  142
       700     Synthes, Inc. (Health Care Equipment)                                               76
     6,016     UBS AG (Diversified Banks)                                                         424
                                                                                              -------
                                                                                                1,982
                                                                                              -------
               UNITED KINGDOM (15.2%)
    44,370     Amvescap plc (Investment Banking & Brokerage)                                      240
     7,470     AstraZeneca plc (Pharmaceuticals)                                                  306
    19,530     BOC Group plc (Diversified Chemicals)                                              312
    30,970     BP plc (Oil & Gas Exploration & Production)                                        296
    14,130     British Sky Broadcasting Group plc (Broadcasting & Cable TV)                       123
    35,350     Diageo plc (Distillers & Vintners)                                                 441
    78,293     Kingfisher plc (Home Improvement Retail)                                           437
     8,250     Next plc (Apparel Retail)                                                          244
    36,490     Reckitt Benckiser plc (Household Products)                                         894

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
   NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
    6,742     Royal Bank Scotland Group plc (Diversified Banks)                               $   195
  145,910     Vodafone Group plc (Wireless Telecommunication Services)                            349
   31,720     William Hill plc (Casinos & Gaming)                                                 306
                                                                                              -------
                                                                                                4,143
                                                                                              -------
              Total international stocks (cost: $14,568)                                       18,332
                                                                                              -------

              U.S. STOCKS (29.5%)

              APPAREL RETAIL (1.6%)
   19,870     TJX Companies, Inc.                                                                 438
                                                                                              -------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    8,600     Janus Capital Group, Inc.                                                           117
                                                                                              -------
              BIOTECHNOLOGY (1.3%)
    6,540     Genzyme Corp.*                                                                      356
                                                                                              -------
              COMPUTER HARDWARE (1.6%)
   12,020     Dell, Inc.*                                                                         428
                                                                                              -------
              CONSUMER FINANCE (3.2%)
   11,350     American Express Co.                                                                584
   11,080     MBNA Corp.                                                                          279
                                                                                              -------
                                                                                                  863
                                                                                              -------
              DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
    7,530     DST Systems, Inc.*                                                                  335
                                                                                              -------
              HEALTH CARE EQUIPMENT (4.4%)
    3,370     DENTSPLY International, Inc.                                                        175
    6,330     Fisher Scientific International, Inc.*                                              369
    4,300     Medtronic, Inc.                                                                     223
   10,150     Thermo Electron Corp.*                                                              275
    3,970     Waters Corp.*                                                                       175
                                                                                              -------
                                                                                                1,217
                                                                                              -------
              HEALTH CARE SERVICES (1.6%)
    9,186     Caremark Rx, Inc.*                                                                  294
    4,640     Lincare Holdings, Inc.*                                                             138
                                                                                              -------
                                                                                                  432
                                                                                              -------
              HOME IMPROVEMENT RETAIL (0.8%)
    5,670     Home Depot, Inc.                                                                    222
                                                                                              -------
              INDUSTRIAL GASES (2.0%)
    4,790     Air Products & Chemicals, Inc.                                                      261
    6,510     Praxair, Inc.                                                                       278
                                                                                              -------
                                                                                                  539
                                                                                              -------
              MOVIES & ENTERTAINMENT (2.5%)
   20,630     Time Warner, Inc.*                                                                  333
   10,180     Viacom, Inc. "B"                                                                    342
                                                                                              -------
                                                                                                  675
                                                                                              -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA LIFE WORLD GROWTH FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                               MARKET
   NUMBER                                                                                       VALUE
OF SHARES     SECURITY                                                                          (000)
-----------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (1.3%)
    7,910     Noble Corp.*                                                                    $   356
                                                                                              -------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    1,890     EOG Resources, Inc.                                                                 124
                                                                                              -------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
    9,320     Citigroup, Inc.                                                                     411
                                                                                              -------
              PHARMACEUTICALS (2.0%)
    9,620     Johnson & Johnson, Inc.                                                             542
                                                                                              -------
              RAILROADS (1.4%)
    6,220     Burlington Northern Santa Fe Corp.                                                  238
    2,280     Union Pacific Corp.                                                                 134
                                                                                              -------
                                                                                                  372
                                                                                              -------
              SOFT DRINKS (0.7%)
    3,790     PepsiCo, Inc.                                                                       184
                                                                                              -------
              SYSTEMS SOFTWARE (1.6%)
   10,860     Microsoft Corp.                                                                     300
    2,690     Symantec Corp.*                                                                     148
                                                                                              -------
                                                                                                  448
                                                                                              -------
              Total U.S. stocks (cost: $7,013)                                                  8,059
                                                                                              -------
PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENT (3.1%)

     $855     Federal Home Loan Bank Consolidation Discount Note, 1.65%,
                10/01/2004 (cost: $855)                                                           855
                                                                                              -------
              TOTAL INVESTMENTS (COST: $22,436)                                               $27,246
                                                                                              =======

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of five separate funds.

         Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance contracts offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment advisor, USAA Investment Management Company (USAA
                  IMCO), an affiliate of the funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2004 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

         B. As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH     USAA LIFE     USAA LIFE WORLD
                           GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND      GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Appreciation                  $4,187                 $4,810                $ 9,466           $1,155            $5,113

Depreciation                    (196)                  (526)                (1,324)            (155)             (303)
                              ------                 ------                -------           ------            ------
Net                           $3,991                 $4,284                $ 8,142           $1,000            $4,810
                              ======                 ======                =======           ======            ======

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. As of September 30, 2004, net assets were as follows (in thousands):

                       USAA LIFE AGGRESSIVE    USAA LIFE DIVERSIFIED    USAA LIFE GROWTH     USAA LIFE     USAA LIFE WORLD
                           GROWTH FUND             ASSETS FUND          AND INCOME FUND     INCOME FUND      GROWTH FUND
                       ---------------------------------------------------------------------------------------------------
Net Assets                  $18,932                 $49,620                 $59,166          $23,512          $27,306

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         F. SPDR - Standard & Poor's depositary receipt, or "spider", is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and traded on the American Stock Exchange (AMEX).

         G. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at September 30, 2004.

         (b) Security has a mandatory or optional put, which shortens its effective maturity date.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LIFE INVESTMENT TRUST
SEPTEMBER 30, 2004 (UNAUDITED)

         (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at September 30, 2004.

         (e) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by USAA IMCO to be liquid under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding September 30, 2004.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI     Consumer Price Index
         EETC    Enhanced Equipment Trust Certificate
         ESOP    Employee Stock Ownership Plan
         MTN     Medium-Term Note
         PCRB    Pollution Control Revenue Bond
         RB      Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

               U S A A  L I F E  I N S U R A N C E  C O M P A N Y

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 1-800-531-4265
                            (456-9061 IN SAN ANTONIO)
                          ----------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

ADDITIONAL INFORMATION

Copies of USAA IMCO's proxy voting policies and procedures are available without charge (i) by calling 800-531-4265; (ii) at usaa.com; and
(iii) on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available (i) at usaa.com; and (ii) on the SEC's website at http://www.sec.gov.

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48357-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.